Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurement
Note 5. Fair Value Measurement

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, on its consolidated balance sheets:

	Dec 31, 2023		Dec 31, 2022
	(U.S. $ in thousands)		(U.S. $ in thousands)

Assets:	Level 2	Level 3	Level 2	Level 3
Foreign exchange forward contracts not
designated as hedging instruments	$164	$—	$159	$—
Foreign exchange forward contracts
designated as hedging instruments	2,087	—	3	—
Convertible notes	—	7,018		1,894
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(51)	—	(38)	—
Foreign exchange forward contracts
designated as hedging instruments	(657)	—	(1,640)	—
Contingent consideration[6]	—	(18,603)		(38,341)
	$1,543	$(11,585)	$(1,516)	$(36,447)
The fair value measurement for marketable securities is classified as Level 1 and amounts to $2.0 million and $2.8 million, as of December 31, 2023 and December 31, 2022, respectively.
The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).
Contingent consideration represents liabilities recorded at fair value in connection with acquisitions, and thus represents a Level 3 measurement within the fair value hierarchy (refer to Note 2).
Other financial instruments consist mainly of cash and cash equivalents, short term deposits, current and non-current receivables, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	Dec 31, 2023	Dec 31, 2022
	(U.S. $ in thousands)
Fair value at the beginning of the period	$38,341	$55,919
Acquisitions	3,009	—
Revaluation of Contingent considerations	(21,408)	(14,824)
Settlements of Contingent considerations	(1,339)	(2,754)
Fair value at the end of the period	$18,603	$38,341